John Hancock
Absolute Return Currency Fund
Quarterly portfolio holdings 10/31/2020

Fund’s investments
As of 10-31-20 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 102.6%				$358,368,122
(Cost $358,368,026)
U.S. Government 94.5%				329,973,569
U.S. Treasury Bill	0.081	12-17-20	130,000,000	129,985,375
U.S. Treasury Bill	0.091	11-27-20	200,000,000	199,988,194

	Yield (%)	Shares	Value
Short-term funds 8.1%			28,394,553

State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.0200(A)	28,394,553	28,394,553

Total investments (Cost $358,368,026) 102.6%	$358,368,122
Other assets and liabilities, net (2.6%)	(8,928,938)
Total net assets 100.0%	$349,439,184

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 10-31-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	91,663,845	USD	66,114,830	CITI	12/16/2020	—	$(1,669,368)
AUD	91,663,845	USD	66,114,936	DB	12/16/2020	—	(1,669,474)
AUD	91,663,845	USD	66,100,838	MSCS	12/16/2020	—	(1,655,376)
CAD	13,844,700	USD	10,442,110	CITI	12/16/2020	—	(48,260)
CAD	13,844,700	USD	10,442,080	DB	12/16/2020	—	(48,229)
CAD	13,844,700	USD	10,442,063	MSCS	12/16/2020	—	(48,213)
EUR	66,862,270	USD	79,027,767	CITI	12/16/2020	—	(1,076,359)
EUR	66,862,270	USD	79,027,634	DB	12/16/2020	—	(1,076,225)
EUR	66,862,270	USD	79,278,827	MSCS	12/16/2020	—	(1,327,419)
GBP	24,891,813	USD	32,102,341	CITI	12/16/2020	$155,516	—
GBP	24,891,813	USD	32,102,321	DB	12/16/2020	155,536	—
GBP	24,891,813	USD	32,102,196	MSCS	12/16/2020	155,660	—
JPY	2,752,156,739	USD	26,118,465	CITI	12/16/2020	184,373	—
JPY	2,752,156,739	USD	26,118,483	DB	12/16/2020	184,355	—
JPY	2,752,156,739	USD	26,118,381	MSCS	12/16/2020	184,457	—
NOK	316,703,640	USD	34,128,843	CITI	12/16/2020	—	(959,803)
NOK	316,703,640	USD	34,128,834	DB	12/16/2020	—	(959,794)
NOK	316,703,640	USD	34,128,696	MSCS	12/16/2020	—	(959,657)
NZD	35,248,230	USD	23,389,893	CITI	12/16/2020	—	(82,924)
NZD	35,248,230	USD	23,389,870	DB	12/16/2020	—	(82,902)
NZD	35,248,230	USD	23,389,800	MSCS	12/16/2020	—	(82,831)
SEK	1,242,939,264	USD	141,498,485	CITI	12/16/2020	—	(1,739,743)
SEK	1,242,939,264	USD	141,498,481	DB	12/16/2020	—	(1,739,738)
SEK	1,242,939,264	USD	142,042,695	MSCS	12/16/2020	—	(2,283,952)
SGD	24,531,627	USD	18,016,372	CITI	12/16/2020	—	(56,613)
SGD	24,531,627	USD	18,016,361	DB	12/16/2020	—	(56,602)
SGD	24,531,627	USD	18,016,281	MSCS	12/16/2020	—	(56,523)
USD	36,679,457	AUD	51,223,663	CITI	12/16/2020	665,993	—
USD	36,679,564	AUD	51,223,663	DB	12/16/2020	666,100	—
USD	36,669,865	AUD	51,223,663	MSCS	12/16/2020	656,401	—
USD	94,005,743	CAD	124,048,846	CITI	12/16/2020	876,593	—
USD	93,905,026	CAD	124,048,846	DB	12/16/2020	775,876	—
USD	93,949,433	CAD	124,048,846	MSCS	12/16/2020	820,283	—
USD	30,431,596	EUR	25,765,124	CITI	12/16/2020	393,314	—
USD	30,431,646	EUR	25,765,124	DB	12/16/2020	393,364	—
USD	30,431,735	EUR	25,765,124	MSCS	12/16/2020	393,453	—
USD	75,235,969	GBP	58,406,732	CITI	12/16/2020	—	(454,620)
USD	75,236,055	GBP	58,406,732	DB	12/16/2020	—	(454,534)
USD	75,380,737	GBP	58,406,732	MSCS	12/16/2020	—	(309,852)
USD	30,512,199	JPY	3,215,888,947	CITI	12/16/2020	—	(222,608)
USD	30,512,211	JPY	3,215,888,947	DB	12/16/2020	—	(222,596)
USD	30,512,328	JPY	3,215,888,947	MSCS	12/16/2020	—	(222,479)
USD	28,011,823	NOK	257,914,371	CITI	12/16/2020	999,907	—
USD	28,011,836	NOK	257,914,371	DB	12/16/2020	999,920	—
USD	28,011,940	NOK	257,914,371	MSCS	12/16/2020	1,000,025	—
USD	35,547,141	NZD	53,319,859	CITI	12/16/2020	290,781	—
USD	35,547,198	NZD	53,319,859	DB	12/16/2020	290,838	—
USD	35,488,117	NZD	53,319,859	MSCS	12/16/2020	231,757	—
USD	60,352,265	SEK	534,115,072	CITI	12/16/2020	295,227	—
USD	60,352,601	SEK	534,115,072	DB	12/16/2020	295,563	—
USD	60,352,846	SEK	534,115,072	MSCS	12/16/2020	295,808	—
USD	28,211,676	SGD	38,480,971	CITI	12/16/2020	39,515	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	28,211,689	SGD	38,480,971	DB	12/16/2020	$39,528	—
USD	28,178,146	SGD	38,480,971	MSCS	12/16/2020	5,985	—
						$11,446,128	$(19,566,694)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
4	JOHN HANCOCK ABSOLUTE RETURN CURRENCY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2020, by major security category or type:
	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$358,368,122	$28,394,553	$329,973,569	—
Total investments in securities	$358,368,122	$28,394,553	$329,973,569	—
Derivatives:
Assets
Forward foreign currency contracts	$11,446,128	—	$11,446,128	—
Liabilities
Forward foreign currency contracts	(19,566,694)	—	(19,566,694)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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